SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Mar. 31, 2016
SHARE-BASED COMPENSATION.
Summary of information regarding options granted

	For the years ended March 31,
	2014			2015			2016
		Weighted	Weighted		Weighted	Weighted		Weighted	Weighted
		average	average		average	average		average	average
		exercise	fair value		exercise	fair value		exercise	fair value
	Number of	price per	per option	Number of	price per	per option	Number of	price per	per option
	options	option	at grant date	options	option	at grant date	options	option	at grant date
Outstanding on April 1 of year	1,284,698	$4.13	$6.08	1,888,698	$4.56	$9.24	1,900,479	$6.63	$12.36
Granted	629,000	5.51	15.61	329,800	15.20	24.69	—	—	—
Exercised	—	—	—	(277,319)	2.97	5.81	(995,255)	7.97	14.29
Forfeited	(25,000)	6.00	7.13	(40,700)	5.23	12.04	(16,050)	5.38	22.25

Outstanding on March 31 of year	1,888,698	$4.56	$9.24	1,900,479	$6.63	$12.36	889,174	$5.15	$10.02

Summary of information with respect to share options outstanding

	Option outstanding				Option exercisable
		Weighted	Weighted	Aggregate		Weighted	Aggregate
		average	average	intrinsic		average	intrinsic
		remaining	Exercise	values as of		Exercise	values as of
	Number	contractual	price per	March 31,	Number	price per	March 31,
Range of exercise price	outstanding	life in years	option	2016	exercisable	option	2016

$0.01	30,000	0.30	$0.01	$1,311	30,000	$0.01	$1,311
$1.00-$2.00	7,000	1.25	$1.25	292	7,000	$5.71	292
$5.13	630,000	6.62	$5.13	24,312	524,103	$5.13	20,226
$6.00	222,174	7.53	$6.00	8,380	135,888	$6.00	5,126

	889,174			$34,295	696,991		$26,955

Schedule of assumptions used on the grant date to estimate fair value of each option granted using the binomial tree pricing model for grants during the applicable periods

	Risk-free interest
	rate of return	Contractual term	Volatility	Dividend yield	Exercise price

December 31, 2010	4.67%	10 years	40.90%	—	5.13
June 8, 2011	1.11%	2.39 years	42.00%	—	0.01
February 17, 2012	2.99%	10 years	41.00%	—	5.13
March 18, 2013	2.15%	10 years	40.00%	—	5.13~6.00
September 12, 2013	3.22%	10 years	38.20%	—	6.00
February 27, 2014	3.24%	10 years	38.09%	—	5.13~6.00
August 1, 2014	3.09%	10 years	40.00%	—	16.18
October 28, 2014	3.09%	10 years	45.38%	—	5.13~6.00
February 27, 2015	3.33%	10 years	58.87%	—	5.13

(1)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of China international government bonds with a maturity period close to the expected term of the options.

(2)	Contractual term

The Company used the original contractual term.

(3)	Volatility

The volatility of the underlying common shares during the life of the options was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the expected term of the options.

(4)	Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options.

(5)	Exercise price

The exercise price of the options was determined by the Group’s Board of Directors.

(6)	Fair value of underlying common shares

The estimated fair value of the common shares underlying the options as of the respective grant dates was determined based on a retrospective valuation, which used management’s best estimate for projected cash flows as of each valuation date.